FIFTH THIRD FUNDS
        NOTICE OF CHANGES TO INVESTMENT AMOUNTS FOR INSTITUTIONAL SHARES
                                  JULY 3, 2003

You are hereby notified that the following changes will be effective as of September 5, 2003:

o With respect to Institutional shares of the following Fifth Third Funds, an Institutional shareholder's minimum investment can no longer be calculated by combining all accounts she/he maintains with Fifth Third Funds - rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest:

Fifth Third Small Cap Value Fund                        Fifth Third Worldwide Fund
Fifth Third Small Cap Growth Fund                       Fifth Third International Equity Fund
Fifth Third Mid Cap Growth Fund                         Fifth Third International GDP Fund
Fifth Third Large Cap Opportunity Fund                  Fifth Third Bond Fund
Fifth Third Quality Growth Fund                         Fifth Third Intermediate Bond Fund
Fifth Third Large Cap Core Fund                         Fifth Third Short Term Bond Fund
Fifth Third Equity Index Fund                           Fifth Third U.S. Government Bond Fund
Fifth Third Balanced Fund                               Fifth Third Municipal Bond Fund
Fifth Third Micro Cap Value Fund                        Fifth Third Intermediate Municipal Bond Fund
Fifth Third Multi Cap Value Fund                        Fifth Third Ohio Municipal Bond Fund
Fifth Third Disciplined Large Cap Value Fund            Fifth Third Michigan Municipal Bond Fund
Fifth Third LifeModel Aggressive FundSM                 Fifth Third Prime Money Market Fund
Fifth Third LifeModel Moderately Aggressive FundSM      Fifth Third Government Money Market Fund
Fifth Third LifeModel Moderate FundSM                   Fifth Third U.S. Treasury Money Market Fund
Fifth Third LifeModel Moderately Conservative FundSM    Fifth Third Michigan Municipal Money Market Fund
Fifth Third LifeModel Conservative FundSM               Fifth Third Municipal Money Market Fund
Fifth Third Strategic Income Fund                       Fifth Third Institutional Money Market Fund
Fifth Third Technology Fund                             Fifth Third Institutional Government Money Market Fund

o An Institutional shareholder's minimum initial investment is $5,000,000 - rather than $1,000 - for Institutional Shares of the following funds: the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, the Fifth Third U.S. Treasury Money Market Fund, the Fifth Third Municipal Money Market Fund and the Fifth Third Equity Index Fund.



                                                                INS NOTICE 7/03

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED JULY 3, 2003
          TO THE STOCK AND BOND MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                        INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2002.

INSTITUTIONAL SHARES.

The following changes will be effective as of September 5, 2003:

o With respect to Institutional shares of the following Fifth Third Funds, an Institutional shareholder's minimum investment can no longer be calculated by combining all accounts she/he maintains with Fifth Third Funds - rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest:

Fifth Third Small Cap Growth Fund                            Fifth Third LifeModel Conservative FundSM
Fifth Third Mid Cap Growth Fund                              Fifth Third Strategic Income Fund
Fifth Third Large Cap Opportunity Fund                       Fifth Third Technology Fund
Fifth Third Quality Growth Fund                              Fifth Third Worldwide Fund
Fifth Third Large Cap Core Fund                              Fifth Third International Equity Fund
Fifth Third Equity Index Fund                                Fifth Third International GDP Fund
Fifth Third Balanced Fund                                    Fifth Third Bond Fund
Fifth Third Micro Cap Value Fund                             Fifth Third Intermediate Bond Fund
Fifth Third Multi Cap Value Fund                             Fifth Third Short Term Bond Fund
Fifth Third Disciplined Large Cap Value Fund                 Fifth Third U.S. Government Bond Fund
Fifth Third LifeModel Aggressive FundSM                      Fifth Third Municipal Bond Fund
Fifth Third LifeModel Moderately Aggressive FundSM           Fifth Third Intermediate Municipal Bond Fund
Fifth Third LifeModel Moderate FundSM                        Fifth Third Ohio Municipal Bond Fund
Fifth Third LifeModel Moderately Conservative FundSM         Fifth Third Michigan Municipal Bond Fund

o An Institutional shareholder's minimum initial investment is $5,000,000 - rather than $1,000 - for Institutional Shares of the Fifth Third Equity Index Fund.

STRATEGIC INCOME FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

2. The last paragraph under "Principal Investment Risks" is supplemented as follows:

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

3. The Strategic Income Fund now may invest in variable and floating rate instruments as well as Yankee bonds and similar debt obligations. Variable and floating rate instruments are obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand. Variable and floating rate instruments are subject to the following risks: credit, liquidity and market. Yankee bonds and similar debt obligations are U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces. Yankee bonds and similar debt obligations are subject to the following risks: market, credit, interest rate, political and foreign investment. Please refer to the Prospectus for more detailed information about the risks of each instrument.

MICRO CAP VALUE FUND.

1. The first paragraph of "Principal Investment Strategies" is replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $600,000,000. While the Advisor may purchase companies with a total market value of up to $600,000,000, it will attempt to focus its investments on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.



                                                                  SUP-STBDI 7/03

The fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

DISCIPLINED LARGE CAP VALUE FUND.

1. The Disciplined Large Cap Value Fund commenced operations on January 27, 1997. Accordingly, footnote 1, paragraph 2 to the "Average Annual Total Returns" table appearing on page 21 is replaced in its entirety with the following:

        The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

LIFEMODELSM FUNDS.

      1. ADDITIONAL UNDERLYING FUND

      Effective on or about April 1, 2003, each LifeModelSM Fund invests its assets in an additional underlying mutual fund, the Fifth Third Small Cap Value Fund, within the following ranges:

                             FUND NAME                                PERCENTAGE OF FUND HOLDINGS
           Fifth Third LifeModel Aggressive Fund                                 0-50%
           Fifth Third LifeModel Moderately Aggressive Fund                      0-40%
           Fifth Third LifeModel Moderate Fund                                   0-30%
           Fifth Third LifeModel Moderately Conservative Fund                    0-25%
           Fifth Third LifeModel Conservative Fund                               0-15%

      The following is a brief description of the principal investment policies of the Fifth Third Small Cap Value Fund (Small Cap Value Fund) as well as additional information about its investments.

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Small Cap Value Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Small Cap Value Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor and Chartwell Investment Partners (Subadvisor) attempt to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The research on companies concentrates on multiple valuation measures, along with historical returns, margins, and balance sheet and growth data. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Small Cap Value Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Factors considered in determining when to sell securities from the portfolio include valuation at the high end of a company's historical range, deteriorating fundamentals, or an expected change in factors that were part of the original buy decision.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Small Cap Value Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Small Cap Value Fund to achieve its investment objective.

NON-FUNDAMENTAL POLICY This policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowing for investment purposes. The Small Cap Value Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

INVESTMENT PRACTICES The Fund invests in the following types of instruments. See the prospectus for a complete description of the instruments and the risks involved.

American Depositary Receipts (ADRs)      Money Market Instruments
Bankers' Acceptances                     Repurchase Agreements
Bonds Restricted Securities
Call and Put Options                     Reverse Repurchase Agreement
Certificates of Deposit                  Securities Lending
Commercial Paper                         Short-Term Trading
Common Stock                             Small and Micro Cap Equities
Convertible Securities                   Stock-Index Options
Derivatives                              Time Deposits
Forward Commitments                      U.S. Government Agency Securities
Futures and Related Options              U.S. Treasury Obligations
Index-Based Securities                   Warrants
Illiquid Securities                      When-Issued and Delayed Delivery Transactions
Investment Company Securities            Yankee Bonds and Similar Debt Obligations
Investment Grade Bonds

      2. SHAREHOLDER FEES AND FUND EXPENSES.

      The LifeModelSM Funds' fee and expense tables are replaced in their entirety by the following:

SHAREHOLDER FEES AND FUND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

                                                                         ASSET ALLOCATION FUNDS -- FEE TABLE
-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDERS FEES                                                      FIFTH THIRD                  FIFTH THIRD
                                                          FIFTH THIRD    LIFEMODEL   FIFTH THIRD      LIFEMODEL   FIFTH THIRD
                                                            LIFEMODEL   MODERATELY     LIFEMODEL     MODERATELY     LIFEMODEL
                                                           AGGRESSIVE   AGGRESSIVE      MODERATE   CONSERVATIVE  CONSERVATIVE
                                                               FUNDSM       FUNDSM        FUNDSM         FUNDSM        FUNDSM
-----------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                 None         None          None           None          None
-----------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS      None         None          None           None          None
-----------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                      None         None          None           None          None
-----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                 0.15%        0.15%          0.15%          0.15%        0.15%
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                                None         None          None           None          None
-----------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                                 0.92%        0.92%          0.92%          0.92%        0.92%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.07%        1.07%          1.07%          1.07%        1.07%
-----------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSES2                                     0.99%        0.99%          0.99%          0.99%        0.99%
-----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES3                                                   0.08%        0.08%          0.08%          0.08%        0.08%
-----------------------------------------------------------------------------------------------------------------------------

1    Other expenses are based on estimated amounts for the current fiscal year.

2 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Aggressive Fund, the Moderately Aggressive Fund, the Moderate Fund, the Moderately Conservative Fund and the Conservative Fund to 0.08% for Institutional shares. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

3 In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the Aggressive Fund are 1.19%, of the Moderately Aggressive Fund are 1.10%, of the Moderate Fund are 1.00%, of the Moderately Conservative Fund are 0.90% and of the Conservative Fund are 0.81% for Institutional shares.

LIFEMODELSM FUNDS.

The LifeModelSM Funds' Expense Examples are replaced in their entirety by the following:

Shareholder Fees and Fund Expenses

EXPENSE EXAMPLES

ASSET ALLOCATION FUNDS   FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM                1 YEAR         3 YEARS
                         Institutional Shares                                       $8             $26

                         FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUNDSM     1 YEAR         3 YEARS
                         Institutional Shares                                       $8             $26

                         FIFTH THIRD LIFEMODEL MODERATE FUNDSM                    1 YEAR         3 YEARS
                         Institutional Shares                                       $8             $26

                         FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUNDSM       1 YEAR         3 YEARS
                         Institutional Shares                                       $8             $26

                         FIFTH THIRD LIFEMODEL AGGRESSIVE FUNDSM                   1 YEAR        3 YEARS
                         Institutional Shares                                       $8             $26

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

      1. INVESTMENT LIMIT INCREASED TO 25% FROM 20%.

      In the "Additional Information About the Funds' Investments - Investment Practices" section, the limit on the value of a Fund's total assets which can be invested in when-issued and delayed-delivery transactions has increased to 25% from 20%. The revised definition is as follows:

              When-issued and delayed-delivery transactions are purchases or contracts to purchase securities at a fixed price for delivery at a future date. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets. When-issued and delayed-delivery transactions are subject to the following risks: credit, leverage, liquidity and market.

      2. FIFTH THIRD MICRO CAP VALUE FUND, FIFTH THIRD MULTI CAP VALUE FUND, FIFTH THIRD STRATEGIC INCOME FUND AND FIFTH THIRD WORLDWIDE FUND.

      The Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Strategic Income Fund and the Fifth Third Worldwide Fund now may enter into when-issued and delayed-delivery transactions. Under normal market conditions, when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets.

CURRENT PORTFOLIO MANAGERS.

      Information regarding current portfolio managers appears below:

      Mid Cap Growth Fund: The co-portfolio managers are Steven E. Folker and Scott A. Billeaudeau.*

      International Equity Fund: The co-portfolio managers are David C. Eder and Ann Thivierge.

      MICRO CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and Michael M. Hays.**

      MULTI CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and Peter M. Klein.***

      STRATEGIC INCOME FUND: The co-portfolio managers are John B. Schmitz and David L. Withrow.

      BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.****

      INTERMEDIATE BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.****

      U.S. GOVERNMENT BOND FUND: The co-portfolio managers are John L. Cassady III, Mitchell L. Stapley, and Christian L. Rieddle.****


----

* Scott A. Billeadeau, CFA, has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the midcap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

** Michael M. Hays has been the co-portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since January 2003. Mr. Hays is an Assistant Vice President and Senior Portfolio Manager for Fifth Third Asset Management Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has nearly 25 years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as Director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

*** Peter M. Klein has been the co-portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since January 2003. Mr. Klein is a Vice President and Senior Portfolio Manager for Fifth Third Bank Investment Advisors. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management Inc., was a subsidiary of Maxus Investment Group. He has over 23 years of experience managing personal, corporate, endowment, and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

**** Effective immediately, Christian L. Rieddle, CFA is the co-portfolio manager of the FIFTH THIRD BOND FUND, the FIFTH THIRD INTERMEDIATE BOND FUND, and the FIFTH THIRD U.S. GOVERNMENT BOND FUND. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Fixed Income Portfolio Manager in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his CFA designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED JULY 3, 2003
 TO THE INSTITUTIONAL MONEY MARKET MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2002.

INSTITUTIONAL SHARES.

The following changes will be effective as of September 5, 2003:

o With respect to Institutional shares of the following Fifth Third Funds, an Institutional shareholder's minimum investment can no longer be calculated by combining all accounts she/he maintains with Fifth Third Funds - rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest:

Fifth Third Institutional Money Market Fund
Fifth Third Institutional Government Money Market Fund
Fifth Third U.S. Treasury Money Market Fund

o An Institutional shareholder's minimum initial investment is $5,000,000 - rather than $1,000 - for Institutional Shares of the following funds: the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund and the Fifth Third U.S. Treasury Money Market Fund.




                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


                                                                SUP-IMMINS 7/03

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED JULY 3, 2003
        TO THE MONEY MARKET MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2002.

INSTITUTIONAL SHARES.

The following changes will be effective as of September 5, 2003:

o With respect to Institutional shares of the following Fifth Third Funds, an Institutional shareholder's minimum investment can no longer be calculated by combining all accounts she/he maintains with Fifth Third Funds - rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest:

Fifth Third Prime Money Market Fund                     Fifth Third Michigan Municipal Money Market Fund
Fifth Third Government Money Market Fund                Fifth Third Municipal Money Market Fund
Fifth Third U.S. Treasury Money Market Fund

o An Institutional shareholder's minimum initial investment is $5,000,000 - rather than $1,000 - for Institutional Shares of the following funds: the Fifth Third U.S. Treasury Money Market Fund and the Fifth Third Municipal Money Market Fund.


                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


                                                                SUP-MM-INS 7/03

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED JULY 3, 2003
           TO THE SMALL CAP VALUE FUND INSTITUTIONAL SHARES PROSPECTUS
                            DATED FEBRUARY 28, 2003.

INSTITUTIONAL SHARES.

The following change will be effective as of September 5, 2003:

o With respect to Institutional shares of the Fifth Third Small Cap Value Fund, an Institutional shareholder's minimum investment can no longer be calculated by combining all accounts she/he maintains with Fifth Third Funds - rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.






                                                               SUP-SCVINS 07/03